Note 3 - Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of material accounting policy information [text block]

Note 3. Summary of significant accounting policies

Basis of preparation

The unaudited condensed consolidated interim financial statements of the Company are prepared in accordance with International Accounting Standard 34, “Interim Financial Reporting.” Certain information and disclosures normally included in the annual consolidated financial statements prepared in accordance with IFRS Accounting Standards (IFRS) have been condensed or omitted. Accordingly, these unaudited condensed consolidated interim financial statements should be read in conjunction with the Company’s audited annual consolidated financial statements for the year ended December 31, 2025, and accompanying notes, which have been prepared in accordance with IFRS as issued by the International Accounting Standards Board.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates and requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the unaudited condensed consolidated interim financial statements are disclosed in Note 4.

The accounting policies applied are consistent with the accounting policies as outlined in the basis of presentation section included in Note 3 of the audited financial statements as of and for the year ended December 31, 2025.

New and amended standards and interpretations

In May 2024, the IASB issued amendments to IFRS 9, "Financial Instruments," and IFRS 7, "Financial Instruments: Disclosures" (the "Amendments"), addressing the classification and measurement of financial instruments. The Amendments were issued in response to the IASB's post-implementation review of IFRS 9's classification and measurement requirements and are intended to clarify and add guidance on several specific issues that arose from that review. They apply to annual reporting periods beginning on or after January 1, 2026. The Amendments:

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clarify the existing requirements for the recognition and derecognition of financial assets and financial liabilities, including an accounting policy choice to derecognize financial liabilities settled using an electronic payment system before the settlement date.

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provide guidance on assessing whether the contractual cash flows of a financial asset are solely payments of principal and interest (“SPPI”), including instruments with environmental, social and corporate governance (“ESG”)-linked or other contingent features.

●	clarify how non-recourse assets and contractually linked instruments (“CLI”) should be treated, including how to perform the SPPI assessment and apply the CLI requirements to these instruments.
●	require additional disclosures for instruments with contingent contractual terms and for equity instruments designated at fair value through other comprehensive income.

The Company has evaluated this amendment and determined that it had no impact on its operations or interim condensed consolidated financial statements for the period ended June 30,2026.

Standards issued but not yet effective

The following standards and interpretations which were issued but were not yet effective on June 30, 2026, and have not been adopted for these consolidated financial statements, including:

●	IFRS 18 Presentation and Disclosure in Financial Statements ( January 1, 2027)

The Company expects to adopt these standards, updates and interpretations when they become mandatory. These standards are not expected to have a significant impact on disclosures or amounts reported in the Company’s financial statements in the period of initial application and future reporting periods.